INCOME TAXES EXPENSES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Mar. 16, 2007	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Income Tax Expenses [Line Items]
Effective income tax rate		20.00%	17.30%	20.30%
Apex Wealth Holdings Limited [Member] | Hong Kong [Member]
Schedule of Income Tax Expenses [Line Items]
Effective income tax rate		16.50%
Dalian Xinding [Member] | Prc [Member]
Schedule of Income Tax Expenses [Line Items]
Effective income tax rate		25.00%
Tofa and Tongda [Member]
Schedule of Income Tax Expenses [Line Items]
Effective income tax rate	15.00%
Tofa and Tongda [Member] | Prc [Member]
Schedule of Income Tax Expenses [Line Items]
Effective income tax rate		15.00%	15.00%	15.00%
Panjin Tofa Zhaodong Tofa And Mudanjiang [Member] | Prc [Member]
Schedule of Income Tax Expenses [Line Items]
Effective income tax rate		25.00%
Tofa [Member]
Schedule of Income Tax Expenses [Line Items]
Effective income tax rate		15.00%
Tongda [Member]
Schedule of Income Tax Expenses [Line Items]
Effective income tax rate		15.00%